Fresh Start Accounting -Reconciliation Of Enterprise Value And Reorganization Value (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	7 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganizations [Abstract]
Enterprise value			$ 2,095
Plus: Cash and cash equivalents at emergence		$ 224	355	$ 293	$ 485	$ 987
Less: Fair value of long-term debt			(951)
Implied value of Successor equity			$ 1,499
Shares issued upon emergence (in shares)	49,999,998	49,999,998
Per share value (US$) (in usd per share)			$ 29.98
Plus: Non-interest-bearing current liabilities		$ 32	$ 350	0	$ 5,545
Plus: Non-interest-bearing non-current liabilities		$ 950	179	$ 0
Total value of Successor Entity's assets on Emergence			$ 2,979